Notes on the Consolidated Statements of Operations and Comprehensive Loss - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated Income Statement [Line Items]
Revenue	€ 149,141	€ 103,438	[1]	€ 83,529	[1]
Non-current assets excluding financial instruments and deferred tax assets	281,515	35,301		37,218
United States
Consolidated Income Statement [Line Items]
Revenue	85,495	41,639		17,360
Non-current assets excluding financial instruments and deferred tax assets	270,248	25,816		25,814
France
Consolidated Income Statement [Line Items]
Revenue	12,470	17,109		17,784
Non-current assets excluding financial instruments and deferred tax assets	1,433	2,266		6,459
United Kingdom
Consolidated Income Statement [Line Items]
Revenue	12,230	9,089		8,572
Germany
Consolidated Income Statement [Line Items]
Revenue	2,078	3,068		3,652
Non-current assets excluding financial instruments and deferred tax assets	9,686	7,034		4,733
Other countries
Consolidated Income Statement [Line Items]
Revenue	36,868	32,533		36,161
Non-current assets excluding financial instruments and deferred tax assets	€ 148	€ 185		€ 212

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.